General	12 Months Ended
Dec. 31, 2013
General [Abstract]
General
NOTE 1:	GENAL

a.
CYREN Ltd. (henceforth "CYREN") was incorporated as a private company under the laws of the State of Israel on February 10, 1991, and its legal form is a company limited by shares. CYREN listed its shares to the public on July 15, 1999 under the name Commtouch Software Ltd. and changed its legal name to CYREN Ltd. in January 2014. CYREN and its subsidiaries, unless otherwise indicated will be referred to in these consolidated financial statements as the "Company".

The Company develops and provides Internet security solutions to Original Equipment Manufacturer ("OEM") partners and enterprises. The Company's business is to develop and sell, through a variety of third party distribution channels, these solutions to various customers. The Company's offerings include several security services in the area of email security, web filtering, and antimalware. The Company operates in one reportable segment.

b.
The Company incurred negative cash flow in 2013 and expects negative cash flow in 2014 due to its continued investment in research and development and marketing in line with its strategy to achieve future growth which was implemented throughout 2013. In April 2014, the Company extended its line of credit through April 2015. The extension was performed in order to serve the Company's funding requirements. According to the extension agreement with the bank, on or before November 1, 2014, the Company shall have consummated a financing transaction funded by its investors from which the Company receives minimum net proceeds of $5 million and which transaction shall be on terms and conditions as are acceptable to the bank. If such a transaction is not consummated by such date, the Company and the bank will negotiate up until December 1, 2014, in good faith, modifications to the credit line agreement. The Company has approved a contingency plan to cut expenses that will provide the Company with sufficient funds to repay the full amount of the credit line up to December 1, 2014 in case it will not achieve the required financing transaction or agree upon new terms for the credit line with the bank.

c.	Acquisition of Frisk Software:

On October 1, 2012, the Company completed the acquisition of the antivirus business of Frisk Software, an incorporated Icelandic private limited company, or "Frisk". The acquisition accelerated CYREN's antivirus roadmap and enabled the Company to more quickly provide the most advanced antivirus technology utilizing the combined resources of both organizations. It also helps support the launch of private label antivirus solution for the OEM and service provider markets while also enhancing the Company's Saas capabilities.

The purchase price amounted to $4,915 thousand, out of which $2,200 thousand was paid in cash and $1,678 thousand was paid by issuance of 750,000 ordinary shares at the closing date. The remainder of the purchase price was comprised of an earn-out component based on the success of Frisk within the combined entity. A payment of $51 thousand was made in 2013 on account of the earn-out.

The total purchase price was allocated to the net tangible and identifiable intangible assets based on their fair values at the acquisition date as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The value of goodwill is attributed to operational synergies between CYREN and Frisk and to the strengthening of the Company's position in the market.

The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	202
Trade receivables	36
Prepaid expenses and other receivables	287
Property and equipment	64
Intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340

Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 8%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization (in thousands):

	Fair value	%

Trademark	$984	10.0
Intellectual property	1,266	6.7

Total intangible assets	$2,250

d.	Acquisition of eleven GMBH:

On November 16, 2012, the Company completed the acquisition of eleven GMBH, a Germany based company, or "eleven". eleven is known throughout Germany as the leading provider of mail-based security as a service (SecaaS) solutions.

The acquisition of eleven enables CYREN to accelerate delivery of private label cloud-based security solutions specifically designed for OEM and service provider markets. In addition, CYREN's global reach should accelerate sales and adoption of this leading security technology developed by eleven.

The purchase price amounted to $22,293 thousand out of which, $11,543 thousand was paid in cash and $1,832 thousand was paid by issuance of 806,750 ordinary shares at the closing date. The remainder of the purchase price was comprised of an earn-out component based on the success of eleven within the combined entity.

A payment of $3,943 thousand was made in 2013 on account of the earn-out.

The total purchase price was allocated to the Company's business net tangible and identifiable assets based on their fair values at the acquisition date as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The value of goodwill is attributed to synergies between CYREN and eleven's services and to the strengthening of the Company's position in the market.

The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$3,297
Trade receivables	846
Prepaid expenses and other receivables	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

The intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 10.0%, except for customer relations which is amortized on an accelerated basis.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

(in thousands)	Fair value	%

Trademark	$671	10.0
Customer relations	3,037	Accelerated method
Technology	4,611	10.0
In-process R&D (*)	781	(*)

Total intangible assets	$9,100

(*)
The in-process research and development ("IPR&D") is amortized when the development is completed. Commencing January 2013, the Company began amortizing a portion of the IPR&D related to the development of a specific product which had become available for general release. The Company determined an estimated useful life of ten years to the developed technology. A total cost of $169 thousand was assigned to the Technology component and amortization expenses of $16 thousand were recorded in the statements of income (loss) under cost of revenues.